Stockholders' Equity (Deficit) (Details) - Share-based Payment Arrangement, Option, Activity - $ / shares						1 Months Ended	12 Months Ended
		May 12, 2021	Feb. 22, 2021	Dec. 28, 2020	Mar. 02, 2020	Jun. 29, 2021	Dec. 31, 2021		Dec. 31, 2020
Share-based Payment Arrangement, Option, Activity [Abstract]
Outstanding, Number of Shares							13,453,879		67,879
Outstanding, Weighted-Average Exercise Price	[1]						$ 0.03		$ 0.03
Exercisable, Number of Shares	[2]						5,502,877
Exercisable, Weighted-Average Exercise Price	[1]						$ 0.11
Granted, Number of Shares							14,295,000		14,886,000
Granted, Weighted-Average Exercise Price				$ 0.03	$ 0.05		$ 0.26	[1]	$ 0.03	[1]
Cancelled, Number of Shares							(350,000)		(1,500,000)
Cancelled, Weighted-Average Exercise Price	[1]						$ 0.03		$ 0.03
Exercised, Number of Shares		(2,500,000)	(336,000)			(5,116,668)	(8,652,668)
Exercised, Weighted-Average Exercise Price		$ 0.03	$ 0.03			$ 0.03	$ 0.03	[1]
Outstanding, Number of Shares							18,746,211		13,453,879
Outstanding, Weighted-Average Exercise Price	[1]						$ 0.2		$ 0.03

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.
[2]	On December 28, 2020, the Company accelerated the vesting of certain of its options issued to board members, management, and consultants, resulting in a charge to operations in the amount of $164,647 during the year ended December 31, 2020.